Total Assets, Liabilities and Property, Plant and Equipment and Intangible Assets per Geographic Market (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information [Line Items]
Total assets	R$ 67,247,601	R$ 70,986,768
Total liabilities	38,048,105	80,670,829
Property, plant and equipment assets	28,468,798	27,083,454	R$ 26,079,832
Intangible assets	8,025,442	9,254,839
BRAZIL
Segment Information [Line Items]
Total assets	62,324,414	66,311,553
Total liabilities	42,015,131	80,316,703
Property, plant and equipment assets	28,360,030	26,934,278
Intangible assets	7,977,841	9,206,776
Capital expenditures on tangible and intangible assets	5,211,774	4,258,545
Other, primarily Africa
Segment Information [Line Items]
Total assets	4,923,187	4,675,216
Total liabilities	526,870	354,127
Property, plant and equipment assets	108,768	149,176
Intangible assets	47,601	48,063
Capital expenditures on tangible and intangible assets	R$ 34,467	R$ 57,947